Major Class of Inventory (Detail) - USD ($) $ in Thousands	May. 31, 2015	May. 31, 2014
Inventory [Line Items]
Raw material and supplies	$ 235,649	$ 213,981
Finished goods	438,556	399,663
Total Inventory	$ 674,205	$ 613,644